Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments September 30, 2023
(Unaudited)
BXMX
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.3%
X –
COMMON STOCKS - 99 .3% (b) X 1,386,040,320
Automobiles & Components - 2.4%
277,036 Ford Motor Co $ 3,440,787
50,606 Gentex Corp 1,646,719
9,851 (c) Goodyear Tire & Rubber Co/The 122,448
16,446 Harley-Davidson Inc 543,705
108,594 (c) Tesla Inc 27,172,391
Total Automobiles & Components 32,926,050
Banks - 3.0%
301,821 Bank of America Corp 8,263,859
124,092 Citigroup Inc 5,103,904
26,341 Comerica Inc 1,094,469
106,516 Fifth Third Bancorp 2,698,050
51,859 First Horizon Corp 571,486
128,335 JPMorgan Chase & Co 18,611,142
148,632 KeyCorp 1,599,280
18,266 M&T Bank Corp 2,309,736
31,763 Zions Bancorp NA 1,108,211
Total Banks 41,360,137
Capital Goods - 4.9%
17,715 Allegion plc 1,845,903
25,882 (c) Boeing Co/The 4,961,062
29,025 Caterpillar Inc 7,923,825
64,570 CNH Industrial NV 781,297
46,441 Emerson Electric Co 4,484,807
5,450 Fortune Brands Innovations Inc 338,772
44,459 General Electric Co 4,914,942
31,851 Graco Inc 2,321,301
9,566 HEICO Corp 1,549,022
38,762 Honeywell International Inc 7,160,892
8,860 Hubbell Inc 2,776,813
43,726 Masco Corp 2,337,155
9,120 Northrop Grumman Corp 4,014,533
68,566 Otis Worldwide Corp 5,506,535
15,767 Parker-Hannifin Corp 6,141,562
99,428 Raytheon Technologies Corp 7,155,833
10,242 Rockwell Automation Inc 2,927,881
10,383 Timken Co/The 763,047
4,597 Woodward Inc 571,223
Total Capital Goods 68,476,405
Commercial & Professional Services - 1.7%
28,578 Automatic Data Processing Inc 6,875,295
9,115 Booz Allen Hamilton Holding Corp 995,996
15,971 Broadridge Financial Solutions Inc 2,859,608
29,484 (c) CoStar Group Inc 2,267,025
9,803 ManpowerGroup Inc 718,756
41,268 SS&C Technologies Holdings Inc 2,168,221
11,679 TransUnion 838,435
14,179 Waste Connections Inc 1,904,240
37,983 Waste Management Inc 5,790,128
Total Commercial & Professional Services 24,417,704

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

BXMX
Shares Description (a) Value
Consumer Discretionary Distribution & Retail - 5.4%
354,634 (c) Amazon.com Inc $ 45,081,074
8,358 American Eagle Outfitters Inc 138,826
21,542 Best Buy Co Inc 1,496,523
2,461 (c) Burlington Stores Inc 332,973
4,252 Dick's Sporting Goods Inc 461,682
4,736 (c) Five Below Inc 762,023
50,051 Home Depot Inc/The 15,123,410
15,200 JD.com Inc, ADR 442,776
51,888 LKQ Corp 2,568,975
29,953 Lowe's Cos Inc 6,225,432
12,760 Macy's Inc 148,144
173 (c) MercadoLibre Inc 219,343
16,563 Nordstrom Inc 247,451
6,342 (c) Ulta Beauty Inc 2,533,312
Total Consumer Discretionary Distribution & Retail 75,781,944
Consumer Durables & Apparel - 1.0%
23,148 (c) Garmin Ltd 2,435,170
32,919 KB Home 1,523,491
6,689 Kontoor Brands Inc 293,714
3,315 (c) Lululemon Athletica Inc 1,278,297
25,861 (c) Mattel Inc 569,718
56,404 NIKE Inc, Class B 5,393,350
6,048 Polaris Inc 629,839
6,575 (c) TopBuild Corp 1,654,270
Total Consumer Durables & Apparel 13,777,849
Consumer Services - 2.0%
2,399 (c) Booking Holdings Inc 7,398,396
29,264 Marriott International Inc/MD, Class A 5,752,132
28,877 McDonald's Corp 7,607,357
16,077 Restaurant Brands International Inc 1,071,050
58,984 Starbucks Corp 5,383,469
7,792 Yum China Holdings Inc 434,170
Total Consumer Services 27,646,574
Consumer Staples Distribution & Retail - 1.8%
4,507 Casey's General Stores Inc 1,223,741
22,194 Costco Wholesale Corp 12,538,722
31,203 Target Corp 3,450,116
15,913 (c) US Foods Holding Corp 631,746
46,482 Walmart Inc 7,433,866
Total Consumer Staples Distribution & Retail 25,278,191
Energy - 4.6%
44,283 Cenovus Energy Inc 921,972
8,394 Cheniere Energy Inc 1,393,068
77,267 Chevron Corp 13,028,762
9,675 (c) CNX Resources Corp 218,462
64,103 ConocoPhillips 7,679,539
177,171 Exxon Mobil Corp 20,831,766
82,234 Halliburton Co 3,330,477
25,709 Hess Corp 3,933,477
30,656 Marathon Petroleum Corp 4,639,479
4,558 Ovintiv Inc 216,824
77,600 Schlumberger NV 4,524,080
60,610 Suncor Energy Inc 2,083,772
61,131 TC Energy Corp 2,103,518
Total Energy 64,905,196

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 1.9%
123,237 American Homes 4 Rent, Class A $ 4,151,854
15,875 American Tower Corp 2,610,644
17,121 Apartment Income REIT Corp 525,615
43,114 (c) Apartment Investment and Management Co,
Class A
293,175
55,269 CubeSmart 2,107,407
51,595 Equity Commonwealth 947,800
76,284 Gaming and Leisure Properties Inc 3,474,736
42,198 Healthcare Realty Trust Inc 644,363
115,870 Invitation Homes Inc 3,671,920
19,823 LXP Industrial Trust 176,425
8,339 Sabra Health Care REIT Inc 116,246
24,490 Sun Communities Inc 2,898,147
142,164 Weyerhaeuser Co 4,358,748
Total Equity Real Estate Investment Trusts (REITs) 25,977,080
Financial Services - 8.1%
26,095 Annaly Capital Management Inc 490,847
86,707 (c) Berkshire Hathaway Inc, Class B 30,373,462
34,279 Blackstone Inc 3,672,652
10,543 (c) Block Inc 466,633
71,247 Charles Schwab Corp/The 3,911,460
23,102 CME Group Inc 4,625,482
48,743 Discover Financial Services 4,222,606
61,048 Fidelity National Information Services Inc 3,374,123
44,488 Intercontinental Exchange Inc 4,894,570
53,398 Jefferies Financial Group Inc 1,955,969
27,800 KKR & Co Inc 1,712,480
4,247 LPL Financial Holdings Inc 1,009,300
32,297 Mastercard Inc, Class A 12,786,705
48,313 MGIC Investment Corp 806,344
63,058 Morgan Stanley 5,149,947
2,104 Morningstar Inc 492,841
8,344 MSCI Inc 4,281,140
55,304 (c) PayPal Holdings Inc 3,233,072
19,659 S&P Global Inc 7,183,595
89,957 SLM Corp 1,225,214
75,786 Visa Inc, Class A 17,431,538
Total Financial Services 113,299,980
Food, Beverage & Tobacco - 3.2%
170,247 Altria Group Inc 7,158,886
74,097 (c) British American Tobacco PLC, Sponsored
ADR
2,327,387
247,954 Coca-Cola Co/The 13,880,465
67,191 Hormel Foods Corp 2,555,274
117,502 Keurig Dr Pepper Inc 3,709,538
132,012 Mondelez International Inc, Class A 9,161,633
80,074 (c) Monster Beverage Corp 4,239,918
12,100 (c) Post Holdings Inc 1,037,454
Total Food, Beverage & Tobacco 44,070,555
Health Care Equipment & Services - 5.2%
96,418 Abbott Laboratories 9,338,083
30,067 Alcon Inc 2,316,963
116,361 (c) Boston Scientific Corp 6,143,861
20,430 Cigna Group/The 5,844,410
63,378 CVS Health Corp 4,425,052
14,592 Elevance Health Inc 6,353,649
34,740 GE HealthCare Technologies Inc 2,363,709

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

BXMX
Shares Description (a) Value
Health Care Equipment & Services (continued)
16,250 HCA Healthcare Inc $ 3,997,175
8,009 (c) IDEXX Laboratories Inc 3,502,095
82,736 Medtronic PLC 6,483,193
42,162 UnitedHealth Group Inc 21,257,659
5,644 (c) Veeva Systems Inc, Class A 1,148,272
Total Health Care Equipment & Services 73,174,121
Household & Personal Products - 1.4%
15,340 (c) BellRing Brands Inc 632,468
131,517 Procter & Gamble Co/The 19,183,070
6,327 Spectrum Brands Holdings Inc 495,720
Total Household & Personal Products 20,311,258
Insurance - 2.0%
28,004 Allstate Corp/The 3,119,926
34,937 Arthur J Gallagher & Co 7,963,190
37,130 CNO Financial Group Inc 881,095
23,577 Fidelity National Financial Inc 973,730
53,753 Hartford Financial Services Group Inc/The 3,811,625
9,393 Lincoln National Corp 231,913
3,360 RenaissanceRe Holdings Ltd 665,011
32,951 Travelers Cos Inc/The 5,381,228
71,665 W R Berkley Corp 4,550,011
Total Insurance 27,577,729
Materials - 2.6%
9,313 Avery Dennison Corp 1,701,206
74,375 Barrick Gold Corp 1,082,156
16,669 Chemours Co/The 467,565
52,881 Corteva Inc 2,705,392
7,888 Crown Holdings Inc 697,930
93,269 Dow Inc 4,808,950
23,362 Eastman Chemical Co 1,792,333
23,857 Linde PLC 8,883,154
11,251 Martin Marietta Materials Inc 4,618,310
20,588 Nucor Corp 3,218,934
28,476 Nutrien Ltd 1,758,678
10,656 Olin Corp 532,587
8,167 Rio Tinto PLC, Sponsored ADR 519,748
14,399 RPM International Inc 1,365,169
18,945 Sonoco Products Co 1,029,661
87,016 Vale SA, Sponsored ADR 1,166,014
Total Materials 36,347,787
Media & Entertainment - 8.0%
257,427 (c) Alphabet Inc, Class A 33,686,897
186,111 (c) Alphabet Inc, Class C 24,538,735
1,834 (c) Baidu Inc, Sponsored ADR 246,398
216,324 Comcast Corp, Class A 9,591,806
86,419 (c) Meta Platforms Inc 25,943,848
19,486 (c) Netflix Inc 7,357,914
17,899 New York Times Co/The, Class A 737,439
78,489 News Corp, Class A 1,574,489
1,091 (c) Roku Inc 77,014
93,635 (c) Walt Disney Co/The 7,589,117
Total Media & Entertainment 111,343,657

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
78,698 AbbVie Inc $ 11,730,724
3,768 (c) Alnylam Pharmaceuticals Inc 667,313
28,228 Amgen Inc 7,586,557
106,995 (c) Avantor Inc 2,255,455
9,647 (c) Biogen Inc 2,479,375
9,243 (c) BioMarin Pharmaceutical Inc 817,821
97,561 Bristol-Myers Squibb Co 5,662,440
34,494 Eli Lilly & Co 18,527,762
2,000 (c) Exact Sciences Corp 136,440
67,257 Gilead Sciences Inc 5,040,240
3,110 (c) Horizon Therapeutics Plc 359,796
7,173 (c) ICON PLC 1,766,351
112,159 Johnson & Johnson 17,468,764
112,570 Merck & Co Inc 11,589,081
261,190 Pfizer Inc 8,663,672
1,684 (c) Seagen Inc 357,261
28,283 (c) Teva Pharmaceutical Industries Ltd, Sponsored
ADR
288,487
22,973 Thermo Fisher Scientific Inc 11,628,243
11,974 (c) Waters Corp 3,283,391
Total Pharmaceuticals, Biotechnology & Life Sciences 110,309,173
Semiconductors & Semiconductor Equipment - 7.4%
69,056 (c) Advanced Micro Devices Inc 7,100,338
56,923 Applied Materials Inc 7,880,989
918 ASML Holding NV 540,390
20,036 Broadcom Inc 16,641,501
13,344 Entegris Inc 1,253,135
9,062 Lam Research Corp 5,679,790
32,109 Marvell Technology Inc 1,738,060
62,434 Micron Technology Inc 4,247,385
95,946 NVIDIA Corp 41,735,551
26,440 NXP Semiconductors NV 5,285,885
36,779 (c) ON Semiconductor Corp 3,418,608
64,822 QUALCOMM Inc 7,199,131
Total Semiconductors & Semiconductor Equipment 102,720,763
Software & Services - 11.1%
29,105 Accenture PLC, Class A 8,938,436
21,139 (c) Adobe Inc 10,778,776
20,604 (c) Akamai Technologies Inc 2,195,150
3,072 (c) Atlassian Corp Ltd, Class A 619,039
18,415 (c) Autodesk Inc 3,810,248
10,744 (c) Check Point Software Technologies Ltd 1,431,960
45,484 (c) Fortinet Inc 2,669,001
4,755 (c) Manhattan Associates Inc 939,873
289,699 Microsoft Corp 91,472,459
81,715 Oracle Corp 8,655,253
46,556 (c) Salesforce Inc 9,440,626
10,782 (c) ServiceNow Inc 6,026,707
6,661 (c) Shopify Inc, Class A 363,491
14,844 (c) VeriSign Inc 3,006,355
11,671 (c) VMware Inc, Class A 1,942,988
3,568 (c) Workday Inc, Class A 766,585
20,890 (c) Zoom Video Communications Inc, Class A 1,461,047
Total Software & Services 154,517,994

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

BXMX
Shares Description (a) Value
Technology Hardware & Equipment - 8.8%
580,330 Apple Inc $ 99,358,299
20,728 CDW Corp/DE 4,182,081
19,049 (c) Ciena Corp 900,256
220,344 Cisco Systems Inc 11,845,693
123,423 Corning Inc 3,760,699
17,371 Dell Technologies Inc, Class C 1,196,862
34,963 (c) Flex Ltd 943,302
5,140 (c) Lumentum Holdings Inc 232,225
27,916 (c) Viavi Solutions Inc 255,152
Total Technology Hardware & Equipment 122,674,569
Telecommunication Services - 0.8%
346,624 Verizon Communications Inc 11,234,084
Total Telecommunication Services 11,234,084
Transportation - 1.6%
68,557 (c) American Airlines Group Inc 878,215
12,697 Canadian National Railway Co 1,375,466
23,404 Canadian Pacific Railway Ltd 1,741,492
4,425 (c) Lyft Inc, Class A 46,639
21,947 Norfolk Southern Corp 4,322,023
11,774 Old Dominion Freight Line Inc 4,817,214
15,588 (c) Uber Technologies Inc 716,892
36,282 (c) United Airlines Holdings Inc 1,534,729
49,094 United Parcel Service Inc, Class B 7,652,282
Total Transportation 23,084,952
Utilities - 2.5%
94,621 Ameren Corp 7,080,489
33,294 Atmos Energy Corp 3,526,833
58,152 Evergy Inc 2,948,306
2,933 National Fuel Gas Co 152,252
141,395 NextEra Energy Inc 8,100,520
17,519 NorthWestern Corp 841,963
74,176 OGE Energy Corp 2,472,286
29,198 Pinnacle West Capital Corp 2,151,309

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs
Shares Description (a) Value
Utilities (continued)
93,763 WEC Energy Group Inc $ 7,552,610
Total Utilities 34,826,568
Total Common Stocks
(cost $533,008,664) 1,386,040,320
Total Long-Term Investments
(cost $533,008,664) 1,386,040,320
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.9%
X –
REPURCHASE AGREEMENTS - 2 .9 % X 40,366,087
$ 2,086 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $2,086,365,
collateralized by $2,958,200, U.S. Treasury Bond, 2.875%, due
05/15/52, value $2,127,824
1.600% 10/02/23 $ 2,086,087
38,280 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 09/29/23, repurchase price $38,296,843,
collateralized by $53,957,800, U.S. Treasury Bond, 2.875%,
due 05/15/49, value $39,045,635
5.280% 10/02/23 38,280,000
Total Repurchase Agreements
(cost $40,366,087) 40,366,087
Total Short-Term Investments
(cost $40,366,087) 40,366,087
Total Investments (cost $ 573,374,751 ) - 102 .2% 1,426,406,407
Other Assets & Liabilities, Net -  (2.2)% (30,569,279)
Net Assets Applicable to Common Shares - 100% $ 1,395,837,128
Options Written
Type Description
Number of
Contracts
Notional
Amount (d)
Exercise
Price Expiration Date Value
Call S&P 500 Index (365) $ (160,600,000) $ 4,400 10/20/23 $ (728,175)
Call S&P 500 Index (349) (158,795,000) 4,550 10/20/23 (34,028)
Call S&P 500 Index (349) (162,285,000) 4,650 10/20/23 (6,108)
Call S&P 500 Index (349) (151,815,000) 4,350 10/31/23 (1,891,580)
Call S&P 500 Index (359) (157,960,000) 4,400 10/31/23 (1,193,675)
Call S&P 500 Index (360) (160,560,000) 4,460 10/31/23 (574,200)
Call S&P 500 Index (359) (157,960,000) 4,400 11/17/23 (1,909,880)
Call S&P 500 Index (360) (162,000,000) 4,500 11/17/23 (766,800)
Call S&P 500 Index (350) (154,000,000) 4,400 11/30/23 (2,292,500)
Total Options Written (premiums received $24,972,532) (3,200) $(1,425,975,000) $(9,396,945)

Nuveen S&P 500 Buy-Write Income Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

BXMX
are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,386,040,320 $ – $ – $ 1,386,040,320
Short-Term Investments:
Repurchase Agreements – 40,366,087 – 40,366,087
Investments in Derivatives:
Options Written (9,396,945) – – (9,396,945)
Total
$ 1,376,643,375 $ 40,366,087 $ – $ 1,417,009,462
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's